Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 317.7	$ 208.7	$ 20.8	$ 5.8	$ 1.2	$ 554.2
United States | United States Federal Government Office of Natural Resources
Total		20.2	0.5			20.7
United States | United States Federal Government Bureau of Land Management
Total			0.8			0.8
United States | United States Federal Government Bureau of Indian Affairs
Total			0.1	0.6		0.7
Canada | Federal Government of Canada, Canada Revenue Agency
Total	218.4					218.4
Canada | Federal Government of Canada Receiver General For Canada
Total			0.2			0.2
Canada | Province of British Columbia Ministry of Finance Province of BC
Total	3.9	113.0	13.8			130.7
Canada | Province of British Columbia BC Transportation Financing Authority
Total					$ 1.2	1.2
Canada | Province of British Columbia Technical Safety BC
Total			0.1			0.1
Canada | Province of Alberta Alberta Finance, Tax and Revenue Administration
Total	85.8					85.8
Canada | Province of Alberta Government of Alberta
Total		74.9	0.5	$ 5.2		80.6
Canada | Province of Alberta Alberta Energy Regulator
Total			2.6			2.6
Canada | Province of Alberta Alberta Petroleum Marketing Commission
Total		0.5				0.5
Canada | County of Grande Prairie
Total	7.9		1.8			9.7
Canada | Northern Rockies Regional Municipality
Total	1.6					1.6
Canada | Province of Ontario The Ontario Aggregate Resources Corporation
Total			0.2			0.2
Canada | Tsuut'ina Nation Receiver General For Canada
Total			$ 0.2			0.2
Canada | Siksika Nation
Total	$ 0.1					0.1
Canada | Horse Lake First Nation Receiver General For Canada
Total		$ 0.1				$ 0.1